Preferred Shares (Details) ¥ in Millions					1 Months Ended											8 Months Ended	12 Months Ended
		Feb. 23, 2023 shares	May 23, 2019 CNY (¥) shares	Nov. 22, 2018 shares	Feb. 28, 2022 shares	Jan. 31, 2022 USD ($) shares	Jul. 31, 2021 USD ($) shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) shares	Apr. 30, 2021 USD ($) shares	Oct. 31, 2019 CNY (¥) shares	Jan. 31, 2019 USD ($) shares	Aug. 31, 2017 CNY (¥) shares	Jul. 31, 2016 CNY (¥) shares	Jul. 31, 2015 CNY (¥) shares	Sep. 14, 2023 CNY (¥)	Dec. 31, 2023 shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Sep. 11, 2023 shares
Preferred Shares [Line Items]
Shares issued																				5,000,000
Consideration | $										$ 15,000,000
Shares transferred								260,667	260,667
Purchase of shares																			13,546,219
Implied valuation of shares (in Dollars) | $						$ 800,000,000
Percentage of ordinary shares						10.00%
Percentage of QIPO offering price																	75.00%
Compound interest rate of capital contribution																	10.00%
Accretion of preferred shares (in Yuan Renminbi) | ¥																¥ 762.2		¥ 188.3	¥ 101.5
Ordinary Shares [Member]
Preferred Shares [Line Items]
Shares issued																	479,099,566
Purchase of shares	[1]																1,317,874
Series C Preferred Shares [Member]
Preferred Shares [Line Items]
Shares issued										1,955,000		1,877,135
Consideration | $						$ 19,700,000						$ 17,400,000
Purchase of shares																			1,955,000
Additional shares issued											150,171
Shares repurchased						27,600,750
Series D1 Preferred Shares [Member]
Preferred Shares [Line Items]
Shares issued								399,496	399,496
Consideration | ¥								¥ 20.0
Purchase of shares																			399,496
Series D2 Preferred Shares [Member]
Preferred Shares [Line Items]
Purchase of shares																			765,057
Series D3 Preferred Shares [Member]
Preferred Shares [Line Items]
Purchase of shares																			10,426,666
Shenzhen Ruiyuan Investment Enterprise, LLP [Member] | Series Pre-A Financing [Member]
Preferred Shares [Line Items]
Shares issued															146,903
Consideration | ¥															¥ 30.0
Shenzhen Ruiyuan [Member]
Preferred Shares [Line Items]
Shares transferred															108,891
Ruiyuan [Member]
Preferred Shares [Line Items]
Shares transferred		559,868						4,429,111	4,429,111
Ruiyuan [Member] | Series Pre-A Financing [Member] | Ordinary Shares [Member]
Preferred Shares [Line Items]
Shares issued												5,444,575
Cicw Holdings [Member] | Ordinary Shares [Member]
Preferred Shares [Line Items]
Consideration | ¥											¥ 6.0
Shares transferred											1,015,462
Zhongyun Ronghui [Member]
Preferred Shares [Line Items]
Shares transferred		606,524
Zhongyun Ronghui [Member] | Series A Financing [Member]
Preferred Shares [Line Items]
Shares issued														91,814
Zhongyun Ronghui [Member] | Series A Convertible Redeemable Preferred Shares [Member]
Preferred Shares [Line Items]
Purchase of shares				4,590,703
Zhongyun Ronghui [Member] | Series A Preferred Stock [Member]
Preferred Shares [Line Items]
Shares issued			4,590,703
Consideration | ¥			¥ 0.4
Zhongyun Ronghui [Member] | Series B Financing [Member]
Preferred Shares [Line Items]
Shares issued													6,886
Consideration | ¥													¥ 7.5
Zhongyun Ronghui [Member] | Series B Convertible Redeemable Preferred Shares [Member]
Preferred Shares [Line Items]
Purchase of shares				344,303
Zhongyun Ronghui [Member] | Series B Preferred Shares [Member]
Preferred Shares [Line Items]
Shares issued			344,303
Consideration | ¥			¥ 0.1
Hangzhou Shunying Equity Investment Enterprise, LLP [Member] | Series A Financing [Member]
Preferred Shares [Line Items]
Shares issued														91,814
Consideration | ¥														¥ 25.0
Beijing Zhongyun Ronghui Investment Center, LLP [Member] | Series A Financing [Member]
Preferred Shares [Line Items]
Consideration | ¥														¥ 25.0
Hangzhou Shunying [Member] | Series A Convertible Redeemable Preferred Shares [Member]
Preferred Shares [Line Items]
Purchase of shares				4,590,703
Hangzhou Shunying [Member] | Series B Financing [Member]
Preferred Shares [Line Items]
Shares issued													6,886
Consideration | ¥													¥ 7.5
Hangzhou Shunying [Member] | Series B Convertible Redeemable Preferred Shares [Member]
Preferred Shares [Line Items]
Purchase of shares				344,303
Ningbo Shiwei Enterprise Management Partnership (L.P.) [Member] | Series A Preferred Stock [Member]
Preferred Shares [Line Items]
Shares issued			4,590,703
Consideration | ¥			¥ 0.4
Huzhou Zhongze Jiameng Equity Investment Enterprise LLP [Member] | Series B Financing [Member]
Preferred Shares [Line Items]
Shares issued													55,088
Huzhou Zhongze Jiameng Equity Investment Enterprise LLP [Member] | Yonghe CarTech Limited [Member]
Preferred Shares [Line Items]
Consideration | ¥													¥ 60.0
Zhuhai Hengqin Huarong Zhifu Investment Management Co., Ltd. [Member] | Series B Financing [Member]
Preferred Shares [Line Items]
Shares issued													91,814
Consideration | ¥													¥ 100.0
Eagle Rover Ltd. [Member] | Series B Preferred Shares [Member]
Preferred Shares [Line Items]
Shares issued												2,754,422
Lian Jia Enterprise Limited [Member] | Series B Preferred Shares [Member]
Preferred Shares [Line Items]
Shares issued												4,590,704
Ningbo Shiwei [Member]
Preferred Shares [Line Items]
Shares transferred		606,524
Ningbo Shiwei [Member] | Series B Preferred Shares [Member]
Preferred Shares [Line Items]
Shares issued			344,303
Consideration | ¥			¥ 0.1
Yonghe CarTech Limited [Member]
Preferred Shares [Line Items]
Shares transferred		1,014,735
Yonghe CarTech Limited [Member] | Series C Preferred Shares [Member]
Preferred Shares [Line Items]
Shares transferred					782,000
Yonghe CT Limited [Member]
Preferred Shares [Line Items]
Shares transferred		1,522,101
Yonghe CT Limited [Member] | Series D2 Preferred Shares [Member]
Preferred Shares [Line Items]
Shares issued								651,667	651,667
Consideration | $									$ 5,000,000
Yonghe SI Limited [Member]
Preferred Shares [Line Items]
Shares transferred		110,352
Yonghe SI Limited [Member] | Series D2 Preferred Shares [Member]
Preferred Shares [Line Items]
Shares issued								113,390	113,390
Consideration | $									$ 900,000
Image Digital Investment (HK) Limited [Member]
Preferred Shares [Line Items]
Shares transferred		8,117,877
Image Digital Investment (HK) Limited [Member] | Series D3 Preferred Shares [Member]
Preferred Shares [Line Items]
Shares issued							8,341,333
Consideration | $							$ 64,000,000
TPP Fund II Holding F Limited [Member]
Preferred Shares [Line Items]
Shares transferred		2,029,469
TPP Fund II Holding F Limited [Member] | Series D3 Preferred Shares [Member]
Preferred Shares [Line Items]
Shares issued							2,085,333
Consideration | $							$ 16,000,000
Huzhou Zhongze BVI [Member]
Preferred Shares [Line Items]
Shares transferred		1,119,736
Zhuhai Hengqin BVI [Member]
Preferred Shares [Line Items]
Shares transferred		1,866,227
United Gemini Holdings Limited [Member]
Preferred Shares [Line Items]
Shares transferred		388,793

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).